REDEEMABLE NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2023
Redeemable Non-controlling Interest
REDEEMABLE NON-CONTROLLING INTEREST

NOTE 8. REDEEMABLE NON-CONTROLLING INTEREST

Spin-Off and Related Private Placement

In connection with the Spin-Off, on May 5, 2022, Akos and the Company entered into into a Securities Purchase Agreement (the “Akos Purchase Agreement”) with an accredited investor (the “Akos Investor”), pursuant to which Akos agreed to sell up to an aggregate of 5,000 shares of Akos Series A Preferred Stock, at price of $1,000 per share, and warrants (the “Akos Warrants”) to purchase shares of Akos’ common stock, par value $0.01 per share (the “Akos Common Stock”), for an aggregate purchase price of up to $5,000,000 (the “Akos Private Placement”). The Akos Purchase Agreement was guaranteed by the Company. Pursuant to the Akos Purchase Agreement, Akos issued 1,000 shares of the Akos Series A Preferred Stock to the Akos Investor in exchange for $1,000,000 on May 5, 2022. The additional $4,000,000 was to be received on or immediately prior to the Spin-Off. The issuance of the Akos Series A Preferred Stock results in RNCI (see Note 2). Palladium Capital Advisors, LLC (“Palladium”) acted as placement agent for the Akos Private Placement. Pursuant to the Akos Purchase Agreement, Akos had agreed to pay Palladium a fee equal to 9% of the aggregate gross proceeds raised from the sale of the shares of the Akos Series A Preferred Stock and a non-accountable expense allowance of 1% of the aggregate gross proceeds raised the sale of the Akos Series A Preferred Stock in the Akos Private Placement. The fee due in connection with the Akos Private Placement to be paid to Palladium in the form of convertible preferred stock and warrants was on similar terms to the securities issued in the Akos Private Placement. Palladium was also entitled to warrants to purchase Akos Common Stock in an amount up to 8% of the number of shares of Akos Common Stock underlying the shares issuable upon conversion of the Akos Series A Preferred Stock. As of December 31, 2023, no accruals are required to be recorded for the fees or warrants since the Akos Series A Preferred Stock has been redeemed.

Terms of Akos Series A Preferred Stock

Under the Certificate of the Designations, Preferences, and Rights of Series A Convertible Preferred Stock of Akos (the “Akos Series A Preferred Certificate of Designations”), on or immediately prior to the completion of the spin-off of Akos into an independent, separately traded public company listed on the Nasdaq Stock Market, the outstanding Akos Series A Preferred Stock automatically converted into a number of shares of Akos Common Stock equal to 25% of the then issued and outstanding Akos Common Stock, subject to the Beneficial Ownership Limitation (as defined in the Akos Purchase Agreement). Cumulative dividends on each share of Akos Series A Preferred Stock accrue at the rate of 5% annually.

The Akos Series A Preferred Certificate of Designations provided that upon the earlier of (i) the one-year anniversary of May 5, 2022, and only in the event that the Spin-Off has not occurred; or (ii) such time that Akos and the Company have abandoned the Spin-Off or the Company is no longer pursuing the Spin-Off in good faith, the holders of the Akos Series A Preferred Stock shall have the right (the “Put Right”), but not the obligation, to cause Akos to purchase all or a portion of the Akos Series A Preferred Stock for a purchase price equal to $1,000 per share, subject to certain adjustments as set forth in the Akos Series A Preferred Certificate of Designations (the “Stated Value”), plus all the accrued but unpaid dividends per share. In addition, after the one-year anniversary of May 5, 2022, and only in the event that the Spin-Off has not occurred and Akos is not in material default of any of the transaction documents, Akos may, at its option, at any time and from time to time, redeem the outstanding shares of Akos Series A Preferred Stock, in whole or in part, for a purchase price equal to the aggregate Stated Value of the shares of Akos Series A Preferred Stock being redeemed and the accrued and unpaid dividends on such shares. Pursuant to the Akos Purchase Agreement, the Company has guaranteed the payment of the purchase price for the shares purchased under the Put Right.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Akos Series A Preferred Certificate of Designations contains limitations that prevent the holder thereof from acquiring shares of Akos Common Stock upon conversion of the Akos Series A Preferred Stock that would result in the number of shares of Akos Common Stock beneficially owned by such holder and its affiliates exceeding 9.99% of the total number of shares of Akos Common Stock outstanding immediately after giving effect to the conversion (the “Beneficial Ownership Limitation”), except that upon notice from the holder to Akos, the holder may increase or decrease the limit of the amount of ownership of outstanding shares of Akos Common Stock after converting the holder’s shares of Akos Series A Preferred Stock, provided that any change in the Beneficial Ownership Limitation shall not be effective until 61 days following notice to Akos.

Redemption of Akos Series A Preferred Stock

In May 2023, pursuant to the Akos Series A Preferred Certificate of Designations, the holders of the Akos Series A Preferred Stock exercised the Put Right requiring Akos to force redemption of all of the Akos Series A Preferred Stock for $1,000 per share, plus accrued but unpaid dividends of approximately $52,000 for a total of approximately $1,052,000. The Company had 20 days following the receipt of the Put Exercise Notice to make the payment and made payment on May 19, 2023. Upon redemption in May 2023, the Company revalued the derivative liability and the Company recognized a change in fair value of the derivative liability on the Company’s consolidated statement of operations during the second quarter of 2023 of $714,000.

The Company, Akos, and the Akos Investor have terminated the Akos Purchase Agreement in connection with the planned Spin-Off and certain registration rights agreement in connection with the Akos Private Placement.

Accounting for Akos Series A Preferred Stock

Since the shares of Akos Series A Preferred Stock were redeemable at the option of the holder and the redemption is not solely in the control of the Company, the shares of Akos Series A Preferred Stock were accounted for as a redeemable non-controlling interest and classified within mezzanine equity in the Company’s consolidated balance sheets. The redeemable non-controlling interest was initially measured at fair value. Dividends on the shares of Akos Series A Preferred Stock were recognized as preferred dividends attributable to redeemable non-controlling interest in the Company’s consolidated statement of operations and comprehensive loss.

The table below presents the reconciliation of changes in redeemable non-controlling interest:

Balance at December 31, 2022	$885,028
Preferred dividends attributable to redeemable non-controlling interest	19,041
Accretion of embedded derivative and transaction costs associated with Akos Series A Preferred Stock to redemption value	147,988
Redemption of Akos Series A Preferred Stock	(1,052,057)
Balance at December 31, 2023	$—

In May 2023, the Akos Series A Preferred Stock was redeemed for a total of 1,052,057, and the balance of the redeemable non-controlling interest is $0 as of December 31, 2023.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS